Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 933	$ 1,590
Other comprehensive loss, net of tax-related effects:
Unrealized holding losses on securities designated as available for sale during the year, net of tax benefits of $(142) and $(0) in 2023 and 2022, respectively	(427)
Comprehensive income	$ 506	$ 1,590